Share Capital and Other Equity Instruments - Schedule of Total Share-Based Payments Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 1,864	$ 4,252	$ 6,234
Administration Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	1,043	3,760	3,248
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 821	936	2,430
Loss From Discontinued Operations
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense		$ (444)	$ 556